Consolidated Statements of Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 2,000	$ 153,652	$ 1,317,747		$ 965,211	$ 2,438,610
Balance, shares at Dec. 31, 2022	2,000,000	153,652,143
Stock-based compensation		$ 2,585	113,315	15,988		131,888
Stock-based compensation, shares		2,585,000
Net income (loss)					137,468	137,468
Balance at Dec. 31, 2023	$ 2,000	$ 156,237	1,431,062	15,988	1,102,679	2,707,966
Balance, shares at Dec. 31, 2023	2,000,000	156,237,143
Stock-based compensation		$ 400	16,160			16,560
Stock-based compensation, shares		400,000
Net income (loss)					(64,136)	(64,136)
Balance at Mar. 31, 2024	$ 2,000	$ 156,637	1,447,222	15,988	1,038,543	2,660,390
Balance, shares at Mar. 31, 2024	2,000,000	156,637,143
Balance at Dec. 31, 2023	$ 2,000	$ 156,237	1,431,062	15,988	1,102,679	2,707,966
Balance, shares at Dec. 31, 2023	2,000,000	156,237,143
Net income (loss)						48,374
Balance at Sep. 30, 2024	$ 2,000	$ 156,637	1,447,222	15,988	1,151,053	2,772,900
Balance, shares at Sep. 30, 2024	2,000,000	156,637,143
Balance at Dec. 31, 2023	$ 2,000	$ 156,237	1,431,062	15,988	1,102,679	2,707,966
Balance, shares at Dec. 31, 2023	2,000,000	156,237,143
Stock-based compensation		$ 400	16,160			16,560
Stock-based compensation, shares		400,000
Net income (loss)					324,311	324,311
Balance at Dec. 31, 2024	$ 2,000	$ 156,637	1,447,222	15,988	1,426,990	3,048,837
Balance, shares at Dec. 31, 2024	2,000,000	156,637,143
Balance at Mar. 31, 2024	$ 2,000	$ 156,637	1,447,222	15,988	1,038,543	2,660,390
Balance, shares at Mar. 31, 2024	2,000,000	156,637,143
Net income (loss)					(13,299)	(13,299)
Balance at Jun. 30, 2024	$ 2,000	$ 156,637	1,447,222	15,988	1,025,244	2,647,091
Balance, shares at Jun. 30, 2024	2,000,000	156,637,143
Net income (loss)					125,809	125,809
Balance at Sep. 30, 2024	$ 2,000	$ 156,637	1,447,222	15,988	1,151,053	2,772,900
Balance, shares at Sep. 30, 2024	2,000,000	156,637,143
Balance at Dec. 31, 2024	$ 2,000	$ 156,637	1,447,222	15,988	1,426,990	3,048,837
Balance, shares at Dec. 31, 2024	2,000,000	156,637,143
Net income (loss)					103,455	103,455
Balance at Mar. 31, 2025	$ 2,000	$ 156,637	1,447,222	15,988	1,530,445	3,152,292
Balance, shares at Mar. 31, 2025	2,000,000	156,637,143
Balance at Dec. 31, 2024	$ 2,000	$ 156,637	1,447,222	15,988	1,426,990	3,048,837
Balance, shares at Dec. 31, 2024	2,000,000	156,637,143
Net income (loss)						250,321
Balance at Sep. 30, 2025	$ 2,000	$ 157,364	1,473,275		1,677,311	3,309,950
Balance, shares at Sep. 30, 2025	2,000,000	157,363,671
Balance at Mar. 31, 2025	$ 2,000	$ 156,637	1,447,222	15,988	1,530,445	3,152,292
Balance, shares at Mar. 31, 2025	2,000,000	156,637,143
Stock-based compensation		$ 727	26,053	(15,988)		10,792
Stock-based compensation, shares		726,528
Net income (loss)					(69,110)	(69,110)
Balance at Jun. 30, 2025	$ 2,000	$ 157,364	1,473,275		1,461,335	3,093,974
Balance, shares at Jun. 30, 2025	2,000,000	157,363,671
Net income (loss)					215,976	215,976
Balance at Sep. 30, 2025	$ 2,000	$ 157,364	$ 1,473,275		$ 1,677,311	$ 3,309,950
Balance, shares at Sep. 30, 2025	2,000,000	157,363,671